UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand Jean Capital Management, Inc.

Address:   One Market - Steuart Tower
           Suite 2600
           San Francisco, CA 94105


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Crystal Smolinski
Title:  Chief Compliance Officer
Phone:  (415) 512-8512

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  8/8/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $      244,517
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Abbott Labs              COM            002824100      647   12,300 SH       SOLE                 12,300      0    0
American Tower Corp      COM            029912201     4898   93,597 SH       SOLE                 93,597      0    0
Amgen Incorporated       COM            031162100      226    3,880 SH       SOLE                  3,880      0    0
Apple Computer           COM            037833100     8875   26,441 SH       SOLE                 26,441      0    0
Arch Capital             ORD            G0450A105     9269  290,368 SH       SOLE                290,368      0    0
BERKSHIRE HATHAWAY I     CL B           084670702    11875  153,442 SH       SOLE                153,442      0    0
Blackstone Group Lp      COM UNIT LTD   09253U108    13968  843,501 SH       SOLE                843,501      0    0
BROOKDALE SENIOR LIV     COM            112463104     5068  208,975 SH       SOLE                208,975      0    0
Chevrontexaco Corp       COM            166764100      336    3,271 SH       SOLE                  3,271      0    0
Crown Castle Intl Co     COM            228227104      208    5,100 SH       SOLE                  5,100      0    0
Crown Holdings Inc       COM            228368106    10614  273,428 SH       SOLE                273,428      0    0
EAGLE ROCK ENER          COM            26985R104      183   16,500 SH       SOLE                 16,500      0    0
Erisco International     COM            29358Q109      372    6,975 SH       SOLE                  6,975      0    0
Exxon Mobil Corp         COM            30231G102     1476   18,131 SH       SOLE                 18,131      0    0
Goldman Sachs Group      COM            38141G104     7464   56,083 SH       SOLE                 56,083      0    0
Google Inc               COM            38259P508     9379   18,521 SH       SOLE                 18,521      0    0
Groupe Aeroplan Inc      COM            399453109     6140  444,150 SH       SOLE                444,150      0    0
Gunther Internationa     COM            40320312         2   10,000 SH       SOLE                 10,000      0    0
Illinois Tool Works      COM            452308109    15072  266,815 SH       SOLE                266,815      0    0
International Busine     COM            459200101      308    1,798 SH       SOLE                  1,798      0    0
Johnson & Johnson Co     COM            478160104      832   12,508 SH       SOLE                 12,508      0    0
Legacy Reserves Lp       INT LP INT     524707304     6509  219,225 SH       SOLE                219,225      0    0
Minnesota Mining and     COM            88579Y101      322    3,400 SH       SOLE                  3,400      0    0
Oracle Corp              COM            68389X105     9082  275,956 SH       SOLE                275,956      0    0
Pepsico Inc              COM            713448108    18384  261,032 SH       SOLE                261,032      0    0
Plains All American      COM            726503105     4812   75,185 SH       SOLE                 75,185      0    0
Procter & Gamble Co      COM            742718109    11606  182,564 SH       SOLE                182,564      0    0
Qualcomm                 COM            747525103    10687  188,182 SH       SOLE                188,182      0    0
Reald Inc                COM            75604L105     4063  173,720 SH       SOLE                173,720      0    0
Republic Services In     COM            760759100     9673  313,540 SH       SOLE                313,540      0    0
Retail Oppty Ivenstm     COM            76131N101     6463  600,638 SH       SOLE                600,638      0    0
Sandridge Mississippi    COM            80007T101      222    8,400 SH       SOLE                  8,400      0    0
Schlumberger             COM            806857108    15442  178,731 SH       SOLE                178,731      0    0
SunCor                   COM            867224104     5982  153,000 SH       SOLE                153,000      0    0
Tyco Intl. LTD New       SHS            H89128104     9585  193,917 SH       SOLE                193,917      0    0
Union Pacific Corp       COM            907818108    10861  104,034 SH       SOLE                104,034      0    0
Wells Fargo & Co. Ne     COM            949746101    13612  485,098 SH       SOLE                485,098      0    0
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